Credit Facilities and Long-term Debt - Additional Information (Details) - USD ($)	1 Months Ended	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Nov. 30, 2018
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding		$ 14,400,000				$ 13,600,000				$ 14,400,000	$ 13,600,000
Commitment fees paid										1,300,000	1,300,000		$ 1,400,000
Uncommitted bank overdraft facilities		132,800,000				73,500,000				132,800,000	73,500,000
Amounts outstanding under overdraft facilities		0				0				0	0
New credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt instrument	$ 800,000,000.0			$ 800,000,000.0
Proceeds from borrowings										759,000,000	0	[1]	0	[1]
Repayments of borrowings										$ 1,700,000	0	[1]	0	[1]
New credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow										0.00%
New credit facility | Top of range
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, percentage of excess cash flow										50.00%
New Term Loans
Disclosure of detailed information about borrowings [line items]
Quarterly principal repayment										$ 1,500,000
New Term Loans | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Hedging instrument, term										5 years
Hedged item, liabilities		350,000,000								$ 350,000,000
New Term Loans, June
Disclosure of detailed information about borrowings [line items]
Face amount of debt instrument	$ 350,000,000.0			$ 350,000,000.0
Repayments of borrowings		875,000	$ 875,000
Quarterly principal repayment										875,000
New Term Loans, June | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	2.00%			2.00%											2.125%
New Term Loans, June | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities		175,000,000								175,000,000
New Term Loans, November
Disclosure of detailed information about borrowings [line items]
Amount of accordion feature															$ 250,000,000.0
Quarterly principal repayment										625,000
New Term Loans, November | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Margin for borrowings															2.50%
New Term Loans, November | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Hedged item, liabilities		175,000,000								175,000,000
New Revolver
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 450,000,000.0			$ 450,000,000.0
Amount of accordion feature		110,000,000								110,000,000
Proceeds from borrowings		339,500,000	$ 55,000,000
Repayments of borrowings		245,000,000
Letters of credit outstanding	$ 150,000,000	21,300,000		$ 150,000,000						21,300,000
Uncommitted bank overdraft facilities		$ 269,700,000								269,700,000
New Revolver | Bottom of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	0.75%			0.75%
Commitment fees, percentage	0.35%			0.35%
New Revolver | Top of range
Disclosure of detailed information about borrowings [line items]
Margin for borrowings	2.50%			2.50%
Commitment fees, percentage	0.50%			0.50%
New Revolver | Bridge Loan
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity	$ 50,000,000.0			$ 50,000,000.0
New Revolver | Bridge Loan | Top of range
Disclosure of detailed information about borrowings [line items]
Debt instrument term	10 days
Prior credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings										163,000,000	0	[1]	40,000,000	[1]
Repayments of borrowings										$ 350,500,000	40,000,000	[1]	$ 75,000,000	[1]
Letters of credit outstanding						23,200,000					23,200,000
Prior Term Loan
Disclosure of detailed information about borrowings [line items]
Face amount of debt instrument						250,000,000.0					250,000,000.0
Proceeds from borrowings				175,000,000
Repayments of borrowings				6,250,000	$ 6,250,000	6,250,000	$ 6,250,000	$ 6,250,000	$ 6,250,000
Prior Revolving Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity						$ 300,000,000.0					$ 300,000,000.0
Proceeds from borrowings				$ 163,000,000

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)